Debt - Wells Fargo Note Payable (Details) - Wells Fargo note payable			9 Months Ended
	May 01, 2023	Apr. 30, 2023	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Debt
Basis spread on variable rate	1.75%	2.25%	1.75%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	gliba:OneMonthLondonInterbankOfferedRateLiborMember	Secured Overnight Financing Rate (SOFR) [Member]
Interest rate (as a percent)			5.90%	6.10%	6.80%	7.10%